IMPAIRMENT TESTS (Schedule of Goodwill Impairment Assumptions) (Details)	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Terminal growth rate	1.00%	1.00%
After-tax discount rate	7.50%	8.25%
Pre-tax discount rate	9.00%	9.90%
Annual goodwill impairment tests in the fixed-line segment [Member]
Disclosure of information for cash-generating units [line items]
Terminal growth rate	1.00%		1.00%	1.00%
After-tax discount rate	7.50%		8.00%	9.50%
Pre-tax discount rate	9.00%		9.60%	11.50%
Interim impairment tests of non-financial assets [Member]
Disclosure of information for cash-generating units [line items]
Terminal growth rate		1.00%
After-tax discount rate		8.25%
Pre-tax discount rate		9.90%